Ancora Income Fund
ANCORA INCOME FUND (Class C and Class D Shares)
Investment Objective
Ancora Income Fund (the “Fund”) has an investment objective of obtaining a high level of income, with a secondary objective of capital appreciation in the value of its shares.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ancora Income Fund (USD $)		Class C	Class D
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		none	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		none	none
Redemption Fee	[1]	(10.00)	(10.00)
[1]	Shareholders who request that proceeds of a redemption be sent by wire transfer will be charged $10.00 for the cost of such wire.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ancora Income Fund		Class C	Class D
Management Fees (as a percentage of Assets)		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.50%	0.25%
Other Expenses (as a percentage of Assets):		0.47%	0.47%
Acquired Fund Fees and Expenses	[1]	0.21%	0.21%
Expenses (as a percentage of Assets)		2.18%	1.93%
[1]	These fees and expenses are not used to calculate the Fund's net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section of this Prospectus.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Ancora Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class C	221	682	1,169	2,513
Class D	196	606	1,042	2,254

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.48% of the average value of its whole portfolio.

Principal Investment Strategies

The Fund pursues its income objective by investing primarily in income-producing securities (such as debt securities, preferred stocks, high dividend-bearing common shares and common and preferred shares of closed-end investment companies (also known as “closed-end funds”) having portfolios consisting primarily of income-producing securities). Under normal circumstances, at least 80% of the assets of the Fund will be invested in income-producing securities.  Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares (“convertible securities”).  The Fund will pursue its capital appreciation objective by investing in shares of closed-end funds and convertible securities of large, small and mid-sized companies.  The Fund will invest only in securities of companies with market capitalizations of more than $500 million, except that the Fund may invest in closed-end funds with market capitalizations of less than that amount.

The Fund will alter the composition of its portfolio as economic and market trends change. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline.  The Fund may invest in debt securities of any maturity, but average maturity generally will not exceed 15 years.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor’s Corporation rating service, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound.  The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor’s Corporation and/or (ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower.  Securities rated lower than BBB by Standard & Poor’s, sometimes referred to as “junk bonds,” are usually considered lower-rated securities and have speculative characteristics.  Please refer to Appendix A of this Prospectus for a description of these ratings.

In selecting closed-end funds for the Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by the Fund in selecting its direct investments incorporate debt securities.  Such closed-end funds may invest in debt securities of United States or foreign issuers.

When the Advisor believes that market conditions warrant a defensive posture, the Fund may invest, for an extended period, up to 100% of its assets in cash or cash equivalents, high-quality short-term debt securities, money market instruments and money market mutual funds.  The taking of such a defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Risks

Volatility.  The value of securities in the Fund’s portfolio may go down.  The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund’s share price may decline and investors could lose their money.

Debt Securities Risks.  The Fund’s portfolio will also be exposed to the following additional risks in connection with its investments in debt securities and in closed-end funds which invest primarily in debt securities:

•          Prices of debt securities may fall in response to interest rate changes for similar securities.  Generally, when interest rates rise, prices of debt securities fall.  The net asset value of the Fund may decrease during periods of rising interest rates.

•          An issuer of debt securities may default (fail to repay interest and principal when due).  If an issuer defaults or the risk of such default is perceived to have increased, the Fund will lose all or part of its investment.  The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase.

•          Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities.  For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Closed-End Funds.  The shares of many closed-end funds frequently trade at a price per share which is less than the net asset value per share, the difference representing the “market discount” of such shares. The Fund purchases shares of closed-end funds which trade at a market discount.  However, there can be no assurance that the market discount on shares of any closed-end fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares.

The closed-end funds in which the Fund invests typically pay an advisory fee for the management of their portfolios, as well as other expenses.  Therefore, the investment by the Fund in closed-end funds often results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication.

In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above in “Debt Securities Risks.”

Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers.  Such investments involve the following additional risks:

•          Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund’s net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the closed-end fund.  If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund’s assets denominated in that currency will decrease.  Although these closed-end funds may enter into “hedging” transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund’s portfolio remains subject to this risk of loss.

There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets.  All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

Large Companies.  Larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive changes caused by technology or consumer preferences.

Small and Mid-Size Companies.  Small cap and mid cap securities tend to be less liquid and more volatile than large cap securities. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

Annual Total Return

The bar chart and table provide some indication of the risks of an investment in the Fund by showing its performance from year to year and how Fund returns compare to a broad measure of market performance.  Past performance (before and after taxes) does not indicate how the Fund will perform in the future.  Updated performance information with respect to the Fund is available at http://www.ancora.net/our-mutual-funds.

Total Returns as of 12/31 For Class D Shares

During the period shown in the bar chart, the highest return for a quarter was 18.51% (quarter ended 2009-06-30 June 30, 2009) and the lowest return for a quarter was –15.0% (quarter ended 2008-09-30 September 30, 2008).  Total return for the Class D Shares for the year to date through March 31, 2011 was 2.34%.

Average Annual Total Returns (for the period ended December 31, 2010)

After-tax returns assume the highest historical federal marginal income and capital gains tax rates and do not reflect the effect of state and local taxes.  The after tax returns included in the table are only for Class D Shares.  After tax returns for Class C Shares will vary from those for Class D Shares.  After tax returns depend on an investor’s tax situation and may differ from those shown.  After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns Ancora Income Fund	1 Year	5 Years	Since Inception
Barclay's Aggregate Index	6.56%	5.71%	5.04%	[1]
Class C	10.86%	5.57%	4.73%	[1]
Class D	11.07%	5.84%	4.99%	[1]
Class D Return After Taxes on Distributions	8.35%	3.32%	2.65%	[1]
Class D Return After Taxes on Distributions and Sale of Fund Shares	7.12%	3.50%	2.90%	[1]
[1]	From January 5, 2004 (inception of operations)

Ancora Equity Fund
ANCORA EQUITY FUND (Class C and Class D Shares)
Investment Objective
The investment objective of Ancora Equity Fund (the “Fund”) is obtaining a high total return, a combination of income and capital appreciation in the value of its shares.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ancora Equity Fund (USD $)		Class C	Class D
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		none	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		none	none
Redemption Fee	[1]	(10.00)	(10.00)
[1]	Shareholders who request proceeds of a redemption be sent by wire transfer will be charged $10.00 for the cost of such wire.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ancora Equity Fund		Class C	Class D
Management Fees (as a percentage of Assets)		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.75%	0.25%
Other Expenses (as a percentage of Assets):		0.78%	0.78%
Acquired Fund Fees and Expenses	[1]	0.24%	0.24%
Expenses (as a percentage of Assets)		2.77%	2.27%
[1]	These fees and expenses are not used to calculate the Fund's net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section of this Prospectus.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Ancora Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class C	280	859	1,464	3,099
Class D	230	709	1,215	2,605

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.73% of the average value of its whole portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing in publicly traded equity securities (such as common stock, preferred stock and securities convertible into common or preferred stock).  Under normal circumstances, at least 80% of the assets of the Fund will be invested in equity securities.

The Fund intends to invest primarily in companies that are leaders in their industries or have products and services that are dominant in the marketplace.  Under normal circumstances, at least 80% of the assets of the Fund will be invested in equity securities of companies that have market capitalizations of $500 million or more.  Subject to this requirement, the Fund will invest in small, mid and large cap companies.  However, in determining whether a company is a leader in its industry or has products or service that are dominant in the marketplace, the Fund will not focus exclusively on market capitalization, but will consider other factors such as market share and whether a company has developed products or services that are unique and generally accepted in their markets.

When the Advisor believes that market conditions warrant a defensive posture, the Fund may invest, for an extended period, up to 100% of its assets in cash or cash equivalents, high-quality, short-term debt securities, money market instruments and money market mutual funds.  The taking of such a defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Risks

Volatility.  The value of securities in the Fund’s portfolio may go down.  The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations.  Consequently, the Fund’s share price may decline and investors could lose their money.

Large Companies.  Significant investment in large companies creates various risks for the Fund.  For instance, larger, more established companies tend to operate in mature markets, which often are very competitive.  Larger companies also do not tend to respond quickly to competitive changes caused by technology or consumer preferences.

Small and Mid-Size Companies.  To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks.  Smaller companies tend to be unseasoned issuers with new products and less experienced management.

Annual Total Return

The bar chart and table provide some indication of the risks of an investment in the Fund by showing its performance from year to year and how Fund returns compare to a broad measure of market performance.  Past performance (before and after taxes) does not indicate how the Fund will perform in the future.  Updated performance information with respect to the Fund is available at http://www.ancora.net/our-mutual-funds.

Total Returns as of 12/31 For Class D Shares

During the period shown in the bar chart, the highest return for a quarter was 22.73% (quarter ended 2009-06-30 June 30, 2009) and the lowest return for a quarter was –21.1% (quarter ended 2008-12-31 December 31, 2008).  Total return for the Class D Shares for the year to date through March 31, 2011 was 4.70%.

Average Annual Total Returns (for the period ended December 31, 2010)

After-tax returns assume the highest historical federal marginal income and capital gains tax rates and do not reflect the effect of state and local taxes.  The after tax returns included in the table are only for Class D Shares.  After tax returns for Class C Shares will vary from those for Class D Shares.  After tax returns depend on an investor’s tax situation and may differ from those shown.  After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns Ancora Equity Fund	1 Year	5 Years	Since Inception
S&P 500 Index	15.06%	2.29%	3.89%	[1]
Class C	11.53%	2.61%	3.82%	[1]
Class D	12.04%	3.11%	4.37%	[1]
Class D Return After Taxes on Distributions	12.04%	2.31%	3.63%	[1]
Class D Return After Taxes on Distributions and Sale of Fund Shares	7.83%	2.45%	3.50%	[1]
[1]	From January 5, 2004 (inception of operations)

Ancora Microcap Fund
ANCORA MICROCAP FUND (Class C and Class D Shares)
Investment Objective
The investment objective of Ancora MicroCap Fund (the “Fund”) is to obtain capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ancora Microcap Fund (USD $)		Class C	Class D
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		none	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		none	none
Redemption Fee	[1]	(10.00)	(10.00)
[1]	Shareholders who request proceeds of a redemption be sent by wire transfer will be charged $10.00 for the cost of such wire.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ancora Microcap Fund		Class C	Class D
Management Fees (as a percentage of Assets)		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.75%	0.25%
Other Expenses (as a percentage of Assets):		1.38%	1.36%
Acquired Fund Fees and Expenses	[1]	0.07%	0.07%
Expenses (as a percentage of Assets)		3.20%	2.68%
[1]	These fees and expenses are not used to calculate the Fund's net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section of this Prospectus.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Ancora Microcap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class C	323	986	1,674	3,503
Class D	271	832	1,420	3,012

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.36% of the average value of its whole portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the assets of the Fund will be invested in equity securities of companies whose equity securities have a total market value of under $500,000,000.  Equity securities consist of common stock, preferred stock and securities convertible into common or preferred stock.  The Fund emphasizes a “value” style of investing.  In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors.  For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments.  Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.  As a result of its focus on small companies and its intent to take short-term positions in certain equity securities, this Fund may be considered to be more “aggressive” than other mutual funds having a “value” style of investing.

When the Advisor believes that market conditions warrant a defensive posture, the Fund may invest, for an extended period, up to 100% of its assets in cash or cash equivalents, high-quality short-term debt securities, money market instruments and money market mutual funds.  The taking of such a defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Risks

Volatility.  The value of securities in the Fund’s portfolio may go down.  The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations.  Consequently the Fund’s share price may decline and you could lose money.

Speculative Nature.  The Fund intends to invest in securities that are more speculative than other securities and, therefore, subject to a substantial decline or total loss in value.  Because of the speculative nature of these securities, shareholders of the Fund are exposed to a high degree of risk.

Micro Cap Companies.  The principal risks of investing in the Fund include the risks of investing in equity securities.  The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market and financial conditions.  The micro cap companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies.  Also, securities of these companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it advisable to do so.  As a result of these factors, securities of these micro cap companies may expose shareholders of the Fund to above average risk.

Annual Total Return

The bar chart and table provide some indication of the risks of an investment in the fund by comparing the Fund’s performance with a broad measure of market performance.  Updated performance information with respect to the Fund is available at http://www.ancora.net/our-mutual-funds.

Total Returns as of 12/31 For Class D Shares

During the period shown in the bar chart, the highest return for a quarter was 35.52% (quarter ended 2009-06-30 June 30, 2009) and the lowest return for a quarter was –33.44% (quarter ended 2008-12-31 December 31, 2008).  Total return for the Class D Shares for the year to date through March 31, 2011 was 7.01%.

Average Annual Total Returns (for the period ended December 31, 2010)

After-tax returns assume the highest historical federal marginal income and capital gains tax rates and do not reflect the effect of state and local taxes.  The after tax returns included in the table are only for Class D Shares.  After tax returns for Class C Shares will vary from those for Class D Shares.  After tax returns depend on an investor’s tax situation and may differ from those shown.  After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns Ancora Microcap Fund	1 Year	Since Inception
Russell Microcap Index	28.89%	3.75%	[1]
Class C	35.19%	12.54%	[1]
Class D	35.90%	13.09%	[1]
Class D Return After Taxes on Distributions	34.76%	12.68%	[1]
Class D Return After Taxes on Distributions and Sale of Fund Shares	23.93%	10.58%	[1]
[1]	From September 2, 2008 (inception of operations)

Ancora Special Opportunity Fund
ANCORA SPECIAL OPPORTUNITY FUND (Class C and Class D Shares)
Investment Objective
The investment objective of Ancora Special Opportunity Fund (the “Fund”) is to obtain a high total return.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ancora Special Opportunity Fund (USD $)		Class C	Class D
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		none	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		none	none
Redemption Fee	[1]	(10.00)	(10.00)
[1]	Shareholders who request proceeds of a redemption be sent by wire transfer will be charged $10.00 for the cost of such wire.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ancora Special Opportunity Fund		Class C	Class D
Management Fees (as a percentage of Assets)		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.75%	0.25%
Other Expenses (as a percentage of Assets):		0.89%	0.90%
Acquired Fund Fees and Expenses	[1]	0.54%	0.54%
Expenses (as a percentage of Assets)		3.18%	2.69%
[1]	These fees and expenses are not used to calculate the Fund's net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section of this Prospectus.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Ancora Special Opportunity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class C	321	980	1,664	3,485
Class D	272	835	1,425	3,022

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97.02% of the average value of its whole portfolio.

Principal Investment Strategies

The Fund pursues its objective of obtaining a high total return by seeking out and investing in companies which the Advisor believes have the potential for superior returns.  Under normal circumstances, at least 80% of the assets of the Fund will be invested in publicly traded equity securities of such companies (such as common stock, preferred stock and securities convertible into common or preferred stock).

Examples of companies in which the Fund may invest include (i) companies which have lost significant market value, if the Advisor believes the fortunes of these companies may be more favorable in the future, (ii) companies which are undergoing financial restructuring or which may be repositioning themselves in the marketplace for their products or services, and (iii) companies having products or services which are new and untested or which may gain wider acceptance in the future.  Securities in the Fund will tend to be of companies with “micro” and small capitalizations (that is, with market capitalizations of less than $2 billion), but this will not be a requirement.

When the Advisor believes that market conditions warrant a defensive posture, the Fund may invest, for an extended period, up to 100% of its assets in cash or cash equivalents, high-quality, short-term debt securities, money market instruments and money market mutual funds.  The taking of such a defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Risks

Volatility.  The value of securities in the Fund’s portfolio may go down.  The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations.  Consequently, the Fund’s share price may decline and investors could lose their money.

Speculative Nature.  The Fund intends to invest in securities that are more speculative than other securities and, therefore, subject to a substantial decline or total loss in value.  Because of the speculative nature of these securities, shareholders of the Fund are exposed to a high degree of risk.

Small and Micro Cap Companies.  The principal risks of investing in the Fund include the risks of investing in equity securities.  The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market and financial conditions.  The small and micro cap companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies.  Also, securities of these companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it advisable to do so. As a result of these factors, securities of these small and micro cap companies may expose shareholders of the Fund to above average risk.

Annual Total Return

The bar chart and table provide some indication of the risks of an investment in the Fund by showing its performance from year to year and how Fund returns compare to a broad measure of market performance.  Past performance (before and after taxes) does not indicate how the Fund will perform in the future.  Updated performance information with respect to the Fund is available at http://www.ancora.net/our-mutual-funds.

Total Returns as of 12/31 For Class D Shares

During the period shown in the bar chart, the highest return for a quarter was 46.86% (quarter ended 2009-06-30 June 30, 2009) and the lowest return for a quarter was –33.5% (quarter ended 2008-12-31 December 31, 2008).  Total return for the Class D Shares for the year to date through March  31, 2011 was 3.65%.

Average Annual Total Returns (for the period ended December 31, 2010)

After-tax returns assume the highest historical federal marginal income and capital gains tax rates and do not reflect the effect of any applicable state and local taxes.  The after tax returns included in the table are only for Class D Shares.  After tax returns for Class C Shares will vary from those for Class D Shares.  After tax returns depend on an investor’s tax situation and may differ from those shown.  After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns Ancora Special Opportunity Fund	1 Year	5 Years	Since Inception
Wilshire 5000 Index	17.17%	2.73%	4.44%	[1]
Class C	13.00%	2.38%	4.27%	[1]
Class D	13.76%	2.91%	4.78%	[1]
Class D Return After Taxes on Distributions	13.76%	2.00%	3.62%	[1]
Class D Return After Taxes on Distributions and Sale of Fund Shares	8.94%	2.06%	3.49%	[1]
[1]	From January 5, 2004 (inception of operations)